Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board RB, Series A, 5.38%, 12/01/35	$565	$594,691

Arizona — 3.0%
Arizona Industrial Development Authority RB
4.38%, 07/01/39(a)	325	338,279
Series A, 5.00%, 07/01/39(a)	270	280,425
Series A, (BAM), 4.00%, 06/01/44	425	477,402
Series A, 5.00%, 07/01/49(a)	310	318,807
Series A, 5.00%, 07/01/54(a)	240	246,298
City of Phoenix Civic Improvement Corp. ARB, Series B, Junior Lien, AMT, 3.25%, 07/01/49	670	704,974
Industrial Development Authority of the County of Pima RB, 5.00%, 06/15/47(a)	470	467,302
Industrial Development Authority of the County of Pima Refunding RB, 5.00%, 06/15/52(a)	260	255,450
Maricopa County Industrial Development Authority Refunding RB(a)
5.00%, 07/01/39	115	124,949
5.00%, 07/01/54	265	281,523
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	1,410	1,961,973

		5,457,382

Arkansas — 0.4%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	785	794,318

California — 14.7%
California Municipal Finance Authority ARB, Senior Lien, AMT, 5.00%, 12/31/43	800	929,952
California State Public Works Board RB
Series F, 5.25%, 09/01/33	725	826,493
Series I, 5.50%, 11/01/30	1,500	1,737,105
Series I, 5.50%, 11/01/31	2,465	2,851,660
Golden State Tobacco Securitization Corp. Refunding RB
Series A-1, 5.00%, 06/01/47	910	930,193
Series A-2, 5.00%, 06/01/47	255	260,658
Kern Community College District GO, Series C, 5.50%, 11/01/23(b)	1,420	1,663,090
Norman Y Mineta San Jose International Airport SJC Refunding RB
Series A-1, AMT, 5.50%, 03/01/30	2,400	2,461,416
Series A-1, AMT, 5.75%, 03/01/34	2,180	2,237,312
Redondo Beach Unified School District GO, Series E, 5.50%, 08/01/21(b)	1,335	1,405,982
Regents of the University of California Medical Center Pooled Revenue Refunding RB
Series J, 5.25%, 05/15/23(b)	3,170	3,614,783
Series J, 5.25%, 05/15/38	900	1,009,008
Riverside County Public Financing Authority RB, 5.25%, 11/01/40	2,500	3,023,100
San Francisco City & County Airport Comm-San Francisco International Airport Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,085	1,220,940
Series A, AMT, 5.25%, 05/01/33	850	946,339

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San
Francisco International Airport Refunding
ARB (continued)
Series A, AMT, 5.00%, 05/01/44	$1,090	$1,227,078
Washington Township Health Care District GO, Series B, 5.50%, 08/01/40	540	612,754

		26,957,863

Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,140,330
Series A, AMT, 5.50%, 11/15/30	340	386,672
Series A, AMT, 5.50%, 11/15/31	405	460,052
Colorado Educational & Cultural Facilities Authority Refunding RB, 5.00%, 10/01/59(a)	615	628,923

		2,615,977

Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority Refunding RB, Series I-1, 5.00%, 07/01/42	590	697,144
State of Connecticut GO, Series A, 5.00%, 04/15/38	985	1,225,921

		1,923,065

Delaware — 0.5%
Delaware State Health Facilities Authority RB, 5.00%, 06/01/43	820	961,147

Florida — 16.0%
Central Florida Expressway Authority Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,398,553
County of Broward Florida Airport System Revenue ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,256,558
County of Lee Florida Airport Revenue Refunding RB, Series A, AMT, 5.38%, 10/01/32	1,500	1,562,025
County of Miami-Dade Florida Aviation Revenue Refunding RB, Series A, AMT, 5.00%, 10/01/22(b)	2,900	3,190,493
County of Miami-Dade Seaport Department ARB
Series A, 5.38%, 10/01/33	1,015	1,143,844
Series A, 6.00%, 10/01/38	1,000	1,141,050
Series B, AMT, 6.25%, 10/01/38	460	524,589
Series B, AMT, 6.00%, 10/01/42	615	699,077
Florida Development Finance Corp. RB(a)
AMT, 5.00%, 05/01/29	270	288,268
AMT, 5.00%, 08/01/29(c)	105	106,737
Florida Development Finance Corp. Refunding RB, Series C, 5.00%, 09/15/50(a)	155	164,540
Hillsborough County Aviation Authority Refunding RB, Series A, AMT, 5.50%, 10/01/29	1,735	1,964,228
Lee County Housing Finance Authority RB, S/F Housing, Series A-2, AMT, (FNMA, FHLMC, GNMA), 6.00%, 09/01/40	65	65,883
Miami-Dade County Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/40	3,465	3,958,277
Palm Beach County Health Facilities Authority RB, Series B, 5.00%, 11/15/42	135	158,494
Palm Beach County Health Facilities Authority Refunding RB, 4.00%, 08/15/49	1,185	1,318,407
Reedy Creek Improvement District GO, Series A, 5.25%, 06/01/23(b)	1,040	1,189,490

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Southern Groves Community Development District No. 5 Refunding SAB, 4.00%, 05/01/43	$220	$220,955
Tohopekaliga Water Authority Refunding RB, Series A, 5.25%, 10/01/21(b)	3,995	4,230,066
Westside Community Development District SAB, 4.00%, 05/01/50	815	825,758

		29,407,292

Georgia — 1.3%
Development Authority for Fulton County RB, 4.00%, 06/15/49	470	543,959
Main Street Natural Gas, Inc. RB, Series A, 5.00%, 05/15/49	555	823,786
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/48	835	1,001,683

		2,369,428

Hawaii — 1.5%
State of Hawaii Airports System Revenue ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,706,985
State of Hawaii Airports System Revenue COP
AMT, 5.25%, 08/01/25	425	474,083
AMT, 5.25%, 08/01/26	460	512,353

		2,693,421

Illinois — 12.8%
Chicago Midway International Airport Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,000	1,092,950
Chicago O’Hare International Airport ARB
Series A, 3rd Lien, 5.75%, 01/01/21(b)	960	981,946
Series A, 3rd Lien, 5.75%, 01/01/39	185	188,426
Series C, 3rd Lien, 6.50%, 01/01/21(b)	3,660	3,756,039
Series D, Senior Lien, AMT, 5.00%, 01/01/42	430	499,449
Chicago Transit Authority RB
5.25%, 12/01/36	1,000	1,050,610
5.25%, 12/01/40	1,790	1,875,669
City of Chicago Illinois Wastewater Transmission Revenue RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,142,578
Cook County Community College District No 508 GO
5.50%, 12/01/38	1,250	1,373,425
5.25%, 12/01/43	1,505	1,611,057
Illinois Finance Authority Refunding RB, Series C, 5.00%, 02/15/41	555	666,006
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	640	685,306
Metropolitan Pier & Exposition Authority Refunding RB, 4.00%, 06/15/50	615	614,742
Railsplitter Tobacco Settlement Authority RB(b)
5.50%, 06/01/21	1,405	1,466,932
6.00%, 06/01/28	400	419,280
State of Illinois GO
5.25%, 02/01/31	875	953,470
5.25%, 02/01/32	1,355	1,475,500
5.50%, 07/01/33	2,000	2,162,620
5.50%, 07/01/38	425	457,729

		23,473,734

Indiana — 2.0%
Indiana Finance Authority RB, Series A, AMT, 5.00%, 07/01/40	565	606,409
Indianapolis Local Public Improvement Bond Bank RB, Series F, 5.25%, 02/01/36	3,055	3,123,157

		3,729,566

Security	Par (000)	Value

Iowa — 0.6%
Iowa Finance Authority RB, Series A, 5.00%, 05/15/48	$1,100	$1,145,364

Louisiana — 1.1%
Lake Charles Harbor & Terminal District ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,730,430
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series A-2, 6.50%, 11/01/35	205	207,351

		1,937,781

Maryland — 3.3%
Howard County Housing Commission RB, M/F Housing, 5.00%, 12/01/42	1,430	1,744,143
Maryland Health & Higher Educational Facilities Authority RB, Series B, 4.00%, 04/15/45	795	911,491
Maryland Stadium Authority RB, 5.00%, 05/01/34	2,700	3,346,731

		6,002,365

Massachusetts — 0.8%
Massachusetts Development Finance Agency RB
Series A, 5.25%, 01/01/42	545	618,929
Series A, 5.00%, 01/01/47	245	275,292
Massachusetts Development Finance Agency Refunding RB, Series A, 5.00%, 01/01/40	435	495,369

		1,389,590

Michigan — 0.3%
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	520	581,516

Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota Refunding RB, Series A, 4.00%, 11/15/43	575	633,822

Mississippi — 3.5%
Mississippi Development Bank RB, (AGM), 6.88%, 12/01/40	2,595	3,064,539
Mississippi State University Educational Building Corp. Refunding RB, 5.25%, 08/01/23(b)	1,000	1,150,850
State of Mississippi RB
Series A, 5.00%, 10/15/37	330	392,802
Series A, 4.00%, 10/15/38	1,650	1,816,238

		6,424,429

Montana — 0.1%
Montana Board of Housing RB, S/F Housing
Series B-2, 3.50%, 12/01/42	100	106,828
Series B-2, 3.60%, 12/01/47	155	166,844

		273,672

Nevada — 5.0%
City of Carson City Nevada Refunding RB, 5.00%, 09/01/42	650	765,102
City of Reno Nevada Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	1,570	1,773,174
Series A-1, (AGM), 4.00%, 06/01/46	1,250	1,405,112
County of Clark Nevada GO
Series A, 5.00%, 06/01/36	1,205	1,523,650
Series A, 5.00%, 06/01/37	3,000	3,776,640

		9,243,678

New Jersey — 10.7%
New Jersey Economic Development Authority RB 5.00%, 06/15/36	460	548,398
Series A, 5.00%, 06/15/47	2,500	2,818,350
Series LLL, 5.00%, 06/15/34	365	438,307

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority RB (continued)
AMT, (AGM), 5.00%, 01/01/31	$790	$881,624
AMT, 5.38%, 01/01/43	3,000	3,305,460
New Jersey Housing & Mortgage Finance Agency Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,340	1,459,448
New Jersey Transportation Trust Fund Authority RB
Series AA, 5.50%, 06/15/39	1,890	2,063,842
Series B, 5.25%, 06/15/36	1,000	1,028,860
Series BB, 4.00%, 06/15/50	895	945,961
Series S, 5.25%, 06/15/43	1,740	2,045,492
New Jersey Transportation Trust Fund Authority Refunding RB, Series A, 5.00%, 12/15/32	1,600	1,901,184
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.25%, 06/01/46	1,390	1,641,993
Sub-Series B, 5.00%, 06/01/46	555	624,380

		19,703,299

New Mexico — 0.1%
City of Santa Fe New Mexico RB, Series A, 5.00%, 05/15/44	100	100,895

New York — 3.9%
Hudson Yards Infrastructure Corp. RB 5.75%, 02/15/21(b)	1,555	1,601,183
5.75%, 02/15/47	955	979,200
New York City Water & Sewer System RB 5.38%, 12/15/20(b)	865	881,565
5.38%, 06/15/43	440	447,704
New York Liberty Development Corp. Refunding RB, Class 1, 5.00%, 11/15/44(a)	525	558,007
Port Authority of New York & New Jersey Refunding RB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,040,780
TSASC Inc Refunding RB, Series A, 5.00%, 06/01/41	535	603,213

		7,111,652

North Carolina — 0.1%
University of North Carolina at Chapel Hill RB, 5.00%, 02/01/49	160	255,525

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,405	2,651,103
Ohio Turnpike & Infrastructure Commission RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,000	2,241,720
State of Ohio Refunding RB, Series A, 4.00%, 01/15/50	1,305	1,467,264

		6,360,087

Oregon — 0.4%
Oregon Health & Science University RB, Series A, 5.00%, 07/01/42	600	734,400

Pennsylvania — 8.7%
Altoona Area School District GO, (BAM), 5.00%, 12/01/36	110	131,627
Bristol Township School District GO, 5.25%, 06/01/37	1,000	1,115,920
County of Lehigh Pennsylvania Refunding RB, Series A, 4.00%, 07/01/49	420	472,916
Geisinger Authority Refunding RB, Series A, 4.00%, 04/01/50	615	709,193
Montgomery County Higher Education and Health Authority Refunding RB, Series A, 5.00%, 09/01/48	980	1,163,074

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency RB, S/F Housing, Series 125B, 3.65%, 10/01/42	$1,000	$1,084,330
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/44	2,080	2,535,624
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,376,774
Pennsylvania Turnpike Commission Refunding RB, 2nd Series, 5.00%, 12/01/41	1,250	1,518,875
Springfield School District/Delaware County GO 5.00%, 03/01/40	865	1,073,569
5.00%, 03/01/43	590	725,641
Swarthmore Borough Authority RB, 5.00%, 09/15/48	1,900	2,402,284
Westmoreland County Municipal Authority Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,594,904

		15,904,731

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue RB
Series B-1, Restructured, 4.75%, 07/01/53	238	252,806
Series B-2, Restructured, 4.78%, 07/01/58	231	245,722
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(d)	2,783	811,161
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	2,276	2,416,657
Series A-1, 5.00%, 07/01/58	3,078	3,315,068
Series A-2, 4.33%, 07/01/40	749	779,042
Series A-2, 4.78%, 07/01/58	155	165,067

		7,985,523

South Carolina — 6.0%
Charleston County Airport District ARB
Series A, AMT, 5.50%, 07/01/38	1,000	1,114,630
Series A, AMT, 6.00%, 07/01/38	1,695	1,913,333
Series A, AMT, 5.50%, 07/01/41	1,000	1,111,300
County of Berkeley South Carolina SAB 4.25%, 11/01/40	175	179,438
4.38%, 11/01/49	265	268,649
County of Charleston South Carolina ARB, 5.25%, 12/01/38	2,180	2,508,352
South Carolina Jobs-Economic Development Authority RB, 5.00%, 01/01/40(a)	485	455,565
South Carolina Jobs-Economic Development Authority Refunding RB, Series A, 5.00%, 05/01/43	800	916,648
South Carolina Ports Authority ARB, AMT, 5.25%, 07/01/50(b)	1,095	1,357,132
South Carolina Public Service Authority RB, Series E, 5.50%, 12/01/53	1,000	1,123,080

		10,948,127

Tennessee — 1.6%
Metropolitan Nashville Airport Authority ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,874,725

Texas — 9.2%
City of Beaumont Texas GO, 5.25%, 03/01/37	1,360	1,518,032
City of Houston Texas Airport System Revenue RB, Series A, AMT, 6.63%, 07/15/38	225	229,581
City of Houston Texas Airport System Revenue Refunding ARB, Series B-2, AMT, 5.00%, 07/15/27	130	136,813

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue Refunding RB
Series D, 5.00%, 07/01/37	$1,175	$1,453,463
Series A, AMT, 5.00%, 07/01/27	125	131,613
Dallas/Fort Worth International Airport ARB(b)
Series A, AMT, 5.00%, 11/01/20	1,580	1,598,012
Series H, AMT, 5.00%, 11/01/21	2,200	2,315,544
Lower Colorado River Authority Refunding RB, 5.50%, 05/15/33	1,240	1,399,588
New Hope Cultural Education Facilities Finance Corp. RB, Series A, 5.00%, 08/15/50(a)	260	266,253
North Texas Tollway Authority RB, Series A, 5.50%, 09/01/21(b)	3,150	3,329,960
North Texas Tollway Authority Refunding RB, Series A, 5.00%, 01/01/48	1,060	1,286,872
Red River Education Finance Corp. RB, 5.25%, 03/15/23(b)	620	702,764
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/35	1,500	1,884,885
Texas City Industrial Development Corp. RB, 4.13%, 12/01/45	145	150,794
Texas Private Activity Bond Surface Transportation Corp. RB, AMT, 5.00%, 06/30/58	385	449,360

		16,853,534

Utah(a) — 0.2%
Utah Charter School Finance Authority RB, Series A, 5.00%, 06/15/39	100	105,002
Utah Charter School Finance Authority Refunding RB, 5.00%, 06/15/55	195	202,016

		307,018

Vermont — 1.0%
University of Vermont and State Agricultural College Refunding RB, 5.00%, 10/01/43	1,470	1,778,377

Virginia — 1.8%
Lexington Industrial Development Authority RB, 5.00%, 01/01/22(b)	570	609,005
Virginia Small Business Financing Authority RB, AMT, 5.00%, 12/31/52	2,330	2,623,254

		3,232,259

Washington — 7.5%
City of Seattle Washington Municipal Light & Power Revenue Refunding RB, Series A, 5.25%, 02/01/21(b) .	1,375	1,409,897
Port of Seattle Washington ARB
Series A, AMT, 5.00%, 05/01/43	385	449,091
Series C, Intermediate Lien, AMT, 5.00%, 05/01/37	1,450	1,725,021
State of Washington COP
Series B, 5.00%, 07/01/36	1,000	1,272,200
Series B, 5.00%, 07/01/37	3,910	4,961,634
Series B, 5.00%, 07/01/38	650	823,076
State of Washington GO
Series B, 5.25%, 02/01/21(b)	1,075	1,102,284
Series C, 5.00%, 02/01/36	1,300	1,668,238
Washington State Housing Finance Commission RB, Series A, 5.00%, 01/01/55(a)	280	273,711

		13,685,152

Wisconsin — 1.4%
Public Finance Authority RB
Series A, 4.00%, 11/15/37	100	110,774

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority RB (continued)
Series A, 5.00%, 11/15/41	$195	$229,320
Series A, 5.00%, 07/01/55	170	174,916
Public Finance Authority Refunding RB
5.00%, 09/01/49(a)	165	149,389
5.00%, 11/15/49	335	349,593
Wisconsin Health & Educational Facilities Authority Refunding RB, 5.00%, 04/01/44	1,205	1,496,562

		2,510,554

Wyoming — 0.2%
Wyoming Municipal Power Agency, Inc. Refunding RB, Series A, (BAM), 5.00%, 01/01/42	330	400,630

Total Municipal Bonds — 130.6% (Cost: $219,157,101)		239,356,589

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 3.0%
Sacramento Area Flood Control Agency Refunding SAB, 5.00%, 10/01/47	4,500	5,442,790

Colorado(f) — 1.9%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/43	1,901	2,338,108
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/49	1,000	1,092,850

		3,430,958

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority Refunding RB, 5.00%, 12/01/45	1,771	2,046,411

Illinois — 0.3%
City of Chicago Illinois Waterworks Revenue Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	480	481,157

Louisiana — 3.9%
City of Shreveport Louisiana Water & Sewer Revenue RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	2,043	2,356,782
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	4,105	4,734,687

		7,091,469

Maryland — 4.3%
City of Baltimore Maryland RB, Series A, 5.00%, 07/01/46	1,499	1,800,568
Maryland Stadium Authority RB, 5.00%, 05/01/47	4,894	6,154,207

		7,954,775

Michigan — 4.5%
Michigan Finance Authority RB(f)
4.00%, 02/15/47	2,138	2,446,541
Series A, 4.00%, 02/15/44	1,912	2,187,171
Michigan State Building Authority Refunding RB, Series I, 5.00%, 10/15/45	3,020	3,637,500

		8,271,212

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 4.1%
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	$4,530	$4,786,943
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(f)	2,660	2,830,873

		7,617,816

Pennsylvania — 6.6%
Commonwealth of Pennsylvania GO, 1st Series, 4.00%, 03/01/38(f)	3,650	4,262,433
County of Lehigh Pennsylvania Refunding RB, Series A, 4.00%, 07/01/49(f)	2,995	3,373,151
Northampton County General Purpose Authority Refunding RB, 4.00%, 11/01/38(f)	2,596	2,993,247
Westmoreland County Municipal Authority Refunding RB, (BAM), 5.00%, 08/15/38	1,184	1,396,539

		12,025,370

Virginia — 1.5%
Fairfax County Economic Development Authority RB, 5.00%, 04/01/47(f)	2,320	2,792,190

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.2% (Cost: $52,267,001)		57,154,148

Total Long-Term Investments — 161.8% (Cost: $271,424,102)		296,510,737

	Shares

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(g)(h)	1,184,717	1,184,953

Total Short-Term Securities — 0.7% (Cost: $1,184,953)		1,184,953

Total Investments — 162.5% (Cost: $272,609,055)		297,695,690

Other Assets Less Liabilities — 1.0%		1,891,395

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.0)%		(29,379,247)

VMTP Shares at Liquidation Value — (47.5)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$183,207,838

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $12,013,276.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	679,697	505,020	(b)	—	1,184,717	$1,184,953	$100	$274	$(271)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$239,356,589	$—	$239,356,589
Municipal Bonds Transferred to Tender Option Bond Trusts	—	57,154,148	—	57,154,148
Short-Term Securities
Money Market Funds	1,184,953	—	—	1,184,953

	$1,184,953	$296,510,737	$—	$297,695,690

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(29,367,864)	$—	$(29,367,864)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(116,367,864)	$—	$(116,367,864)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

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